Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	Select Energy Services, Inc.
Entity Central Index Key	0001693256
Document Type	S-1/A
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer